Income Tax Expense - Significant Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 27, 2014	Dec. 28, 2013
Deferred tax assets:
Inventories	$ 9	$ 9
Deferred revenue	3,252	2,476
Accounts receivable	40	48
Gift card liability	30	21
Property and equipment	241	295
Equity compensation	703	583
Deferred rent	277	155
Advertising fund	499	198
Employee benefits	46	44
Intangible assets	781	984
Other	51	60
NOL/credits	734	443
Valuation allowance	(799)	(493)
Net deferred tax asset	5,864	4,823
Deferred tax liabilities:
Intangible assets	(19,706)	(20,195)
Net deferred tax asset/(liability)	$ (13,842)	$ (15,372)